Vanguard Health Care Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (96.0%)
United States (67.9%)
Biotechnology (14.1%)
*,1	Alnylam Pharmaceuticals Inc.	8,976,421	1,182,195
*	Biogen Inc.	3,535,445	1,049,426
*	Vertex Pharmaceuticals Inc.	4,090,353	1,027,497
*	Incyte Corp.	10,484,320	1,023,899
*	Regeneron Pharmaceuticals Inc.	1,663,791	874,954
*	Seattle Genetics Inc.	2,021,224	277,372
*,1	Bluebird Bio Inc.	4,960,522	267,273
*,1	Agios Pharmaceuticals Inc.	6,435,516	264,757
*,1	Alkermes plc	13,605,397	186,530
*,1	Ironwood Pharmaceuticals Inc.	10,902,066	109,021
*	Sarepta Therapeutics Inc.	463,410	54,627
*	PTC Therapeutics Inc.	868,354	44,217
*	Mirati Therapeutics Inc.	500,588	42,570
*,^,1 Portola Pharmaceuticals Inc.		4,736,494	33,534
			6,437,872
Equity Real Estate Investment Trusts (REITs) (0.2%)
	Alexandria Real Estate Equities Inc.	439,900	69,104

Health Care Equipment & Supplies (13.6%)
	Abbott Laboratories	14,946,266	1,376,402
	Medtronic plc	12,560,004	1,226,233
*	Boston Scientific Corp.	32,256,341	1,208,968
*	Edwards Lifesciences Corp.	2,803,715	609,808
	Danaher Corp.	3,291,023	537,951
	Baxter International Inc.	5,007,541	444,569
	Zimmer Biomet Holdings Inc.	2,467,541	295,365
	Teleflex Inc.	476,924	159,960
*	Intuitive Surgical Inc.	210,101	107,336
*	Hologic Inc.	1,827,072	91,536
*	Penumbra Inc.	414,598	73,517
	Hill-Rom Holdings Inc.	618,200	69,541
*	Envista Holdings Corp.	2,126,811	41,409
			6,242,595
Health Care Providers & Services (15.1%)
	UnitedHealth Group Inc.	9,095,277	2,660,096
	Anthem Inc.	4,679,915	1,313,792
	HCA Healthcare Inc.	7,140,216	784,567
*	Centene Corp.	9,573,772	637,422
	Humana Inc.	1,655,355	632,048
	Universal Health Services Inc. Class B	3,564,112	376,691
	McKesson Corp.	1,671,201	236,057
*	Molina Healthcare Inc.	973,738	159,664
*	Acadia Healthcare Co. Inc.	4,337,455	104,142

	Encompass Health Corp.	568,400	37,656
			6,942,135
Health Care Technology (1.5%)
	Cerner Corp.	9,158,457	635,505
*,1	Allscripts Healthcare Solutions Inc.	9,845,231	63,994
			699,499
Life Sciences Tools & Services (3.6%)
	Thermo Fisher Scientific Inc.	3,013,100	1,008,424
*	Illumina Inc.	578,769	184,645
*	PRA Health Sciences Inc.	1,412,629	136,319
*	IQVIA Holdings Inc.	950,511	135,533
*	PPD Inc.	3,307,722	79,054
	Agilent Technologies Inc.	882,857	67,680
*	Syneos Health Inc.	475,600	26,534
			1,638,189
Pharmaceuticals (19.8%)
	Pfizer Inc.	64,735,028	2,483,236
	Bristol-Myers Squibb Co.	37,118,698	2,257,188
	Eli Lilly and Co.	12,929,848	1,999,472
*,1	Mylan NV	50,185,811	841,616
	Merck & Co. Inc.	8,756,851	694,769
*	Elanco Animal Health Inc.	15,310,149	378,314
*,1	Nektar Therapeutics Class A	13,392,612	257,138
*	Reata Pharmaceuticals Inc. Class A	930,096	147,104
*	Amneal Pharmaceuticals Inc.	9,306,210	33,781

9,092,618
Total United States			31,122,012
International (28.1%)
Belgium (3.2%)
*,1	UCB SA	11,039,007	1,011,608
*	Galapagos NV	984,983	217,611
*	Argenx SE	1,418,173	212,086
			1,441,305
Brazil (0.0%)
	Notre Dame Intermedica Participacoes SA	1,699,100	17,126

China (0.4%)
2	WuXi AppTec Co. Ltd. Class H	5,856,200	82,565
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	14,799,500	55,912
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	22,904,000	34,794
2	Wuxi Biologics Cayman Inc.	1,615,500	25,148
*,2	Shanghai Henlius Biotech Inc. Class H	112,117	663
			199,082
Denmark (1.4%)
*	Genmab A/S	1,881,023	452,169
*	Ascendis Pharma A/S ADR	626,431	85,025
*	Genmab A/S ADR	3,150,246	76,646

613,840

Hong Kong (0.4%)
*	BeiGene Ltd. ADR			1,246,292	190,471

Ireland (0.1%)
*	ICON plc			170,300	27,328

Japan (10.1%)
1	Eisai Co. Ltd.			18,458,677	1,288,618
	Chugai Pharmaceutical Co. Ltd.			8,544,000	1,018,459
	Astellas Pharma Inc.			29,828,600	493,340
	Daiichi Sankyo Co. Ltd.			7,002,630	481,370
	Ono Pharmaceutical Co. Ltd.			19,628,460	472,895
	Takeda Pharmaceutical Co. Ltd.			11,180,216	403,175
	Sysmex Corp.			2,732,700	188,795
	Nippon Shinyaku Co. Ltd.			1,977,800	138,888
	Terumo Corp.			4,077,000	135,285
					4,620,825
Netherlands (0.8%)
	Koninklijke Philips NV			8,817,651	384,385

Switzerland (5.1%)
	Novartis AG			19,912,128	1,699,270
	Roche Holding AG			1,112,639	385,304
*	Alcon Inc.			2,550,401	134,603
	Roche Holding AG (Bearer)			376,066	130,610
					2,349,787
United Kingdom (6.6%)
	AstraZeneca plc			24,437,364	2,555,974
	Smith & Nephew plc			13,455,498	263,314
	Hikma Pharmaceuticals plc			6,910,934	205,837
2	ConvaTec Group plc			5,950,507	15,894
§	NMC Health plc			4,851,584	—
					3,041,019
Total International					12,885,168
Total Common Stocks (Cost $27,561,355)					44,007,180
		Coupon
Temporary Cash Investments (3.4%)
Money Market Fund (0.0%)
3,4	Vanguard Market Liquidity Fund	0.522%		9,193	919

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (3.4%)
	Bank of America Securities, LLC
	(Dated 4/30/20, Repurchase Value
	$159,000,000, collateralized by
	Government National Mortgage Assn.
	3.000%, 4/20/50, with a value of
	$162,180,000)	0.040%	5/1/20	159,000	159,000

Bank of Nova Scotia
(Dated 4/30/20, Repurchase Value
$191,900,000, collateralized by U.S.
Treasury Note/Bond 1.125%-4.250%,
5/15/20-2/15/47, with a value of
$195,738,000)	0.020%	5/1/20	191,900	191,900
Barclays Capital Inc.
(Dated 4/30/20, Repurchase Value
$10,600,000, collateralized by U.S.
Treasury Note/Bond 2.000%, 11/15/26,
with a value of $10,812,000)	0.020%	5/1/20	10,600	10,600
BNP Paribas Securities Corp.
(Dated 4/30/20, Repurchase Value
$140,800,000, collateralized by Federal
Home Loan Mortgage Corp. 2.491%-
4.009%, 12/1/37-10/1/49, Federal National
Mortgage Assn. 3.000%-8.000%, 9/1/33-
9/1/49, and Government National
Mortgage Assn. 2.500%-4.500%, 6/20/41-
12/20/49, with a value of $143,616,000)	0.050%	5/1/20	140,800	140,800
Credit Agricole Securities Inc.
(Dated 4/30/20, Repurchase Value
$225,900,000, collateralized by U.S.
Treasury Note/Bond 3.000%, 2/15/47, with
a value of $230,418,000)	0.020%	5/1/20	225,900	225,900
HSBC Bank USA
(Dated 4/30/20, Repurchase Value
$64,900,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
4.500%, 1/1/43-4/1/50, and Federal
National Mortgage Assn. 2.500%-5.500%,
10/1/27-3/1/50, with a value of
$66,198,000)	0.030%	5/1/20	64,900	64,900
HSBC Bank USA
(Dated 4/30/20, Repurchase Value
$75,900,000, collateralized by U.S.
Treasury Note/Bond 1.375%-1.625%,
7/31/20-1/15/23, with a value of
$77,418,000)	0.020%	5/1/20	75,900	75,900
Natixis SA
(Dated 4/30/20, Repurchase Value
$121,300,000, collateralized by Federal
Home Loan Bank 4.080%, 4/30/38,
Federal Home Loan Mortgage Corp.
0.000%, 3/15/29, Federal National
Mortgage Assn. 0.000%, 5/15/30, and U.S.
Treasury Note/Bond 0.375%-3.625%,
1/31/22-5/15/49, with a value of
$123,726,000)	0.020%	5/1/20	121,300	121,300

Nomura International PLC
(Dated 4/30/20, Repurchase Value
$331,800,000, collateralized by U.S.
Treasury Note/Bond 0.125%-2.750%,
4/15/21-4/30/23, with a value of
$338,436,000)	0.030%	5/1/20	331,800	331,800
RBC Capital Markets LLC
(Dated 4/30/20, Repurchase Value
$17,000,000, collateralized by Federal
National Mortgage Assn. 3.500%-5.500%,
2/1/31-1/1/50, with a value of $17,340,000)	0.030%	5/1/20	17,000	17,000
Wells Fargo & Co.
(Dated 4/30/20, Repurchase Value
$214,600,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%,
2/1/50, with a value of $218,892,000)	0.040%	5/1/20	214,600	214,600
				1,553,700
Total Temporary Cash Investments (Cost $1,554,618)				1,554,619
Total Investments (99.4%) (Cost $29,115,973)				45,561,799
				Amount
				($000)
Other Assets and Liabilities -Net (0.6%)3				288,024
Net Assets (100%)				45,849,823
Cost rounded to $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $719,000.
§ Security value determined using significant unobservable inputs .
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $124,270,000, representing 0.3% of net assets.
3 Collateral of $813,000 was received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after t he close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset v alue. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such

Health Care Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—United States	31,122,012	—	—	31,122,012
Common Stocks—International	396,596	12,488,572	—	12,885,168
Temporary Cash Investments	919	1,553,700	—	1,554,619
Total	31,519,527	14,042,272	—	45,561,799

Health Care Fund

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the co mpany or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					April 30,
	2020		from Realized		Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Agios Pharmaceuticals Inc.	313,603	—	—	—	(48,846)	—	—	264,757
Alkermes plc	232,465	3,802	—	—	(49,737)	—	—	186,530
Allscripts Healthcare Solutions
Inc.	84,472	—	—	—	(20,478)	—	—	63,994
Alnylam Pharmaceuticals Inc.	1,064,513	—	35,863	6,065	147,480	—	—	1,182,195
Bluebird Bio Inc.	366,946	17,882	—	—	(117,555)	—	—	267,273
Eisai Co. Ltd.	1,391,076	—	—	—	(102,458)	12,331	12,331	1,288,618
Ironwood Pharmaceuticals Inc.	127,468	3,300	—	—	(21,747)	—	—	109,021
Mylan NV	978,113	68,995	—	—	(205,492)	—	—	841,616
Nektar Therapeutics Class A	266,379	—	—	—	(9,241)	—	—	257,138
Portola Pharmaceuticals Inc.	NA [1]	8,333	—	—	(20,887)	—	—	33,534
UCB SA	1,060,486	—	35,961	(3,509)	(9,408)	—	—	1,011,608
Vanguard Market Liquidity
Fund	115,658	NA [2]	NA2	3	(17)	—	—	919
Total	6,001,179			2,559	(458,386)	12,331	—	5,507,203

1 Not applicable —at January 31, 2020, the issuer was not an affiliated company of the fund.
2 Not applicable —purchases and sales are for temporary cash investment purposes.